SARATOGA ADVANTAGE TRUST

James Alpha Equity Hedge Portfolio

Class I	JEHIX
Class A	JAHAX
Class C	JAHCX

James Alpha Equity Hedge Portfolio

Class S	JAHSX

Incorporated herein by reference is the definitive version of the Prospectus supplements for the James Alpha Equity Hedge Portfolio filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on December 7, 2017 (SEC Accession No. 0001580642-17-006461).